Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000203596
Entity Registrant Name	WESBANCO, INC.
Amendment Flag	false
EBP 002
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Central Index Key	0000203596
Entity Registrant Name	WESBANCO, INC.
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Fiscal Period Focus	FY